Inventories (Tables)	12 Months Ended
Nov. 30, 2020
Classes of current inventories [abstract]
Summary of detailed information about inventories

	2020	2019

Raw materials	$2,290	$3,011

Work in progress	488	2,467

Finished goods	22,367	15,451

	$25,145	$20,929